Property, Plant, and Equipment - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2024 facility	Sep. 30, 2022 facility	Dec. 31, 2024 USD ($) facility	Dec. 31, 2023 USD ($) facility	Dec. 31, 2022 USD ($) facility
Property and equipment
Depreciation expense			$ 4.8	$ 4.7	$ 3.5
Disposals related to equipment no longer in use			$0.8 million
Number of leased facilities | facility	2	2	2	2	2
Capitalized software development costs			$ 4.3	$ 1.1
Computers and software
Property and equipment
Depreciation expense			$ 0.8	$ 0.0	$ 0.0